Stock based Compensation (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Stock based Compensation (Tables).
Summary of option activity

	Options Outstanding and Exercisable
		Weighted
		Average	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
	Options	Life	Price
		(In years)

Balance, August 31, 2019	50,749	8.95	$95.20
Granted	—	—	—
Exercised	—	—	—
Forfeited	(7,343)	8.54	69.85
Balance at February 29, 2020	43,406	8.41	$99.55

	Options Outstanding and Exercisable
		Weighted
		Average	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
	Options	Life	Price
		(In years)
Balance, August 31, 2017	19,750	9.58	$184.80
Granted	23,719	10.0	$105.60
Exercised	—	—	$—
Forfeited	(9,750)	8.49	$154.80
Balance, August 31, 2018	33,719	9.77	$138.00
Granted	36,073	10.0	$63.60
Exercised	—	—	$—
Forfeited	(19,042)	8.06	$111.20
Balance at August 31, 2019	50,750	8.95	$95.20

Schedule of Option vesting activity

		Weighted	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
Options Vested	Options	Life	Price
		(In years)

Balance, August 31, 2019	10,291	8.04	$152.80
Vested	13,199	8.53	108.89
Exercised	—	—	—
Forfeited	(1,305)	5.15	140.09
Balance at November 30, 2019	22,185	8.05	$127.49

		Weighted	Weighted
	Number	Remaining	Average
	of	Contractual	Exercise
Options Vested	Options	Life	Price
		(In years)
Balance, August 31, 2017	—	—	$—
Vested	5,364	8.83	$184.80
Exercised	—	—	$—
Forfeited	(850)	8.54	$177.20
Balance, August 31, 2018	4,514	8.57	$182.40
Vested	7,410	—	$137.20
Exercised	—	—	$—
Forfeited	(1,633)	8.10	$164.40
Balance at August 31, 2019	10,291	8.04	$152.80

Summarizes of stock options outstanding

	Options Outstanding and Exercisable			Options Vested
		Weighted
		Average	Weighted		Weighted	Weighted
	Number	Remaining	Average	Number	Remaining	Average
	of	Contractual	Exercise	of	Contractual	Exercise
Exercise Prices	Options	Life	Price	Options	Life	Price
		(In years)			(In years)

$18.80‑$40.00	5,375	9.27	$24.35	250	9.42	$20.00
$40.01–$80.00	13,729	9.09	51.21	4,896	9.09	51.23
$80.01–$120.00	10,553	8.22	102.93	6,394	8.22	102.46
$120.01–$160.00	12,625	7.55	155.28	9,521	7.49	155.12
$160.01‑$391.60	1,124	7.38	391.60	1,124	7.38	391.60
	43,406	8.41	$99.55	22,185	8.05	$127.49

	Options Outstanding and Exercisable				Options Vested
		Weighted
		Average	Weighted		Weighted	Weighted
	Number	Remaining	Average	Number	Remaining	Average
	of	Contractual	Exercise	of	Contractual	Exercise
Exercise Prices	Options	Life	Price	Options	Life	Price
		(In years)			(In years)
$18.80‑40.00	8,125	9.77	$22.40	—	—	$—
$40.01–$80.00	15,761	9.59	$51.60	—	—	$—
$80.01–$120.00	12,864	8.67	$104.00	4,202	8.63	$105.20
$120.01–$160.00	12,625	8.04	$155.20	5,373	7.60	$158.40
$160.01‑$391.60	1,375	7.88	$391.60	716	7.88	$391.60
	50,750	8.95	$95.20	10,291	8.04	$152.80